Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Between April 1, 2012 and March 31, 2015	Mar. 31, 2012 After April 1, 2015	Mar. 31, 2012 Amended	Mar. 31, 2012 Before Amendment
Income Taxes [Line Items]
National Corporate tax	30.00%	30.00%	30.00%	30.00%
Inhabitant tax	6.00%	6.00%	6.00%	6.00%
Enterprise tax	8.00%	8.00%	8.00%	8.00%
Statutory income tax rate	40.90%	40.90%	40.90%	40.90%	38.30%	35.90%
Tax loss carry forward, period							9 years	7 years
Percentage of tax rate deductible from taxable income								80.00%
Decrease in provision for income taxes	$ (93)	¥ (7,661)
Net changes in total valuation allowance	32	2,656	(16,052)	1,789
Net operating loss carryforwards	$ 2,079	¥ 170,866